                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-2959

                           SCUDDER TAX FREE MONEY FUND
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        5/31

Date of reporting period:       5/31/04

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Tax-Free Money Fund

Annual Report to Shareholders

May 31, 2004

Contents

<Click Here> Portfolio Management Review

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Registered Public Accounting Firm

<Click Here> Tax Information

<Click Here> Trustees and Officers

<Click Here> Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

Scudder Tax-Free Money Fund: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder Tax-Free Money Fund. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience in managing money market funds.

In the following interview, Lead Portfolio Manager Joseph Benevento and other members of the fund's investment team discuss the market environment and investment strategy for the fund during its most recent fiscal year ended May 31, 2004.

Q: How did the fund perform over its most recent fiscal year?

A: Over the 12-month period ended May 31, 2004, Scudder Tax-Free Money Fund's seven-day yield declined from 0.67% on May 31, 2003, to 0.41% on May 31, 2004. All performance is historical and does not guarantee future results. The yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. Yields fluctuate and are not guaranteed. Recent declines and any future declines in interest rate levels could cause this fund's earnings to fall below the fund's expense ratio, resulting in negative yield. The advisor has agreed to waive expenses as necessary to maintain a positive yield. The waiver may be changed or terminated at any time without notice. For current yield information, please visit our Web site for the fund's most recent month-end performance: myScudder.com for S shares and aarp.scudder.com for AARP shares.

Q: Will you discuss the market environment for the fund during the most recent 12-month period?

A: In June 2003 the Federal Reserve had lowered the federal funds rate by 25 basis points to 1% - which we expected - while much of Wall Street was anticipating a 50-basis-point cut. The faltering US economy began to stabilize in late summer/early fall 2003 and the money market yield curve steepened somewhat, indicating slightly higher rates for longer maturities.1 At that time, longer maturities sold off - and their corresponding interest rates rose - in anticipation of future Fed interest rate increases meant to dampen inflationary pressures. As economic recovery gathered momentum over the months following - with the government reporting 8% and 4% GDP growth for the third and fourth quarters, respectively - the market's focus turned to job creation: i.e., when would sufficient jobs be created in order to take up excess economic capacity and cause the Fed to switch from an accommodative to a tightening bias? (When it is in an accommodative stance, the Fed will keep interest rates low to spur economic growth. During a tightening phase, the Fed raises interest rates to keep the economy from growing too fast, in an attempt to restrain inflation.)

1 Yield curve - a graph showing the term structure of interest rates by plotting the yields of all debt instruments (e.g., money market securities) of the same quality with maturities ranging from the shortest to the longest appropriate maturities. A steepening yield curve means that the current trend is for yields to become higher as the maturities of money market instruments lengthen. For example, a one-year security would have a higher yield than a money market instrument with a six-month maturity.

With every monthly announcement during the first quarter of 2004, investors grew more and more disappointed, as job creation remained subdued. Taxable money market yields reacted accordingly, with the one-year LIBOR declining from 1.60% at the start of this year to 1.35% by the end of March.2 At its meetings during the first quarter the Fed held short-term interest rates steady, and the market's forecast for the start of Fed tightening was pushed back to late 2004 or early 2005. Then, in early April, fixed-income markets experienced a dramatic turnaround as the government reported that the economy had created more than 300,000 new jobs in March. With this surprising news, tax-free short-term interest rates increased approximately 65 basis points, a dramatic change for this market. Expectations concerning the timing of a shift in Fed policy also changed, with many market participants now expecting fed funds rate increases as early as June. The May jobs report was also strong, and the Fed now hinted that it would change its policy and begin to raise interest rates "at a measured pace" in the near future. Markets once again reacted swiftly, with short-term tax-exempt interest rates rising as high as 1.60%, the high point over the past 12 months. (Following the close of the period, the Fed raised the federal funds rate by 25 basis points in late June, stating that it would conduct its credit tightening program "at a pace that is likely to be measured.")

2 LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

Q: How was the portfolio positioned for the period?

A: During the period, we continued to focus on the highest-quality investments while seeking competitive yields across the municipal investment spectrum. Earlier in the period, the supply of short-term municipal paper increased sharply due to sluggish economic growth and a slowdown in individual state and local government tax collection. Increased supply in the overall market was met with a surge in demand, as many investors took a defensive stance within their portfolios by purchasing tax-free money market securities.

Over most of the reporting period, the fund took a cautious stance by targeting an average maturity similar to its peers. At the close of the period the portfolio was positioned with an average maturity target of 25 to 30 days in response to the greater probability of a Fed credit tightening in late June. The fund also has a targeted portfolio allocation of 65% of assets in floating-rate securities and 35% in fixed-rate instruments, similar to the allocation of its benchmark. The fund's significant allocation in floating-rate securities positions the fund to

Money market yield curve 5/31/04 versus 5/31/03 (7-day yield)

Length of Maturity (in months)

This chart is not intended to represent the yield of any Scudder fund. Past performance is no guarantee of future results.

Source: Bloomberg, L.P.

benefit more quickly if money market rates move higher. The interest rate of floating rate securities adjusts periodically, based on the position of the yield curve. There are floating rate securities that adjust daily, monthly and quarterly. During the period, we continued to focus on the highest-quality investments while seeking competitive yields across the municipal money market investment spectrum. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or insurance company.

Q: What detracted from performance during the period?

A: During the first quarter of 2004, the fund held a slightly larger floating-rate security position than many of its peers and a shorter average maturity. When the yield curve flattened in reaction to disappointing jobs reports during the first quarter - meaning that market participants bought longer maturities and sent longer-term money market rates lower, thinking that the Fed wouldn't act to raise rates as quickly as had been anticipated - the

Fund's Class S Shares Yields
	7-day average yield*	7-day compounded effective yield**
May 31, 2004	0.41%	0.41%
May 31, 2003	0.67%	0.67%

* The 7-day average yield is the annualized yield based on the most recent 7 days of interest earnings without reinvestment of income.
** The 7-day compounded effective yield is the annualized yield based on the most recent 7 days of interest earnings with all income reinvested.

Yields will fluctuate and are not guaranteed.

fund's shorter average maturity and larger floating-rate position detracted from performance. However, when stronger jobs numbers were reported during the second quarter, the fund's shorter maturity stance helped performance.

Q: Do you anticipate any change in your management strategies?

A: In the coming months, we will be taking our typical cautious approach to "note season," the mid-summer period when most state and local governments' fiscal years end and they issue a large portion of their short-term notes. This heavy volume of new supply tends to put pressure on market prices. We will also be carefully monitoring the effects of the large California refinancing this summer, when the state converts its short-term debt into longer-term issues, thereby removing $12 billion of securities from our market.

Going forward, we will continue our insistence on the highest credit quality, and continue to rebalance the fund's portfolio based on cash flows, asset growth and supply and demand.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Investment Portfolio as of May 31, 2004

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Alabama 0.4%
Jefferson County, AL, Sewer Revenue, Series A, 1.06%*, 2/1/2042 (b)	800,000	800,000
Arizona 2.1%
Phoenix, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Centertree Apartments Project, Series A, AMT, 1.12%*, 10/15/2030 (b)	1,780,000	1,780,000
Salt River, AZ, Agricultural Improvement and Power District, 1.0%*, 6/8/2004	3,000,000	3,000,000
		4,780,000
Arkansas 1.1%
Pocahontas, AR, Industrial Development Revenue, MacLean Esna LP Project, AMT, 1.2%*, 5/1/2015 (c)	2,500,000	2,500,000
California 8.4%
Alameda County, CA, Certificate of Participation, Series 410, 1.11%*, 9/1/2021 (b)	3,890,000	3,890,000
California, Community College Financing Authority, Tax & Revenue Anticipation Notes, Series A, 2.0%, 6/30/2004 (b)	1,800,000	1,801,702
California, Department Water Resources, Power Supply Revenue, Series C-15, 1.05%*, 5/1/2022 (c)	1,700,000	1,700,000
California, General Obligation:
Series C-1, 1.09%*, 5/1/2033 (c)	500,000	500,000
144A, Series 819-D, 1.14%*, 2/1/2028 (b)	4,368,500	4,368,500
California, Housing Finance Agency Revenue, 144A, Series 843, AMT, 1.15%*, 11/1/2005 (c)	910,000	910,000
California, Revenue Anticipation Notes, Series A-3, 2.0%, 6/23/2004 (c)	4,000,000	4,002,227
California, State Department Water Resources, Power Supply Revenue, Series C-1, 1.05%*, 5/1/2022 (c)	300,000	300,000
California, Statewide Communities Development Authority, Tax & Revenue Anticipation Notes, Series A-3, 2.0%, 6/30/2004	600,000	600,494
Lancaster, CA, Redevelopment Agency, Multi-Family Housing Revenue, Westwood Park Apartments, Series K, 1.05%*, 12/1/2007 (c)	500,000	500,000
		18,572,923
Colorado 4.6%
Colorado, Health Facilities Authority Revenue, Frasier Meadows Manor Project, 1.1%*, 6/1/2021 (c)	2,215,000	2,215,000
Colorado, State General Obligation, 1.75%, 6/25/2004	2,000,000	2,001,130
Denver, CO, City & County Airport Revenue, 144A, Series PA-1186, AMT, 1.16%*, 5/15/2008 (b)	2,490,000	2,490,000
Denver, CO, City & County Economic Development Revenue, Western Stock Show Project, 1.22%*, 7/1/2029 (c)	1,055,000	1,055,000
Traer Creek, CO, Metropolitan District Revenue, 1.12%*, 10/1/2021 (c)	2,400,000	2,400,000
		10,161,130
Delaware 1.2%
Delaware, Economic Development Authority, Winterthur Museum Project, 1.12%*, 9/1/2012 (c)	2,700,000	2,700,000
District of Columbia 0.0%
District of Columbia, General Obligation, Series D, 1.08%*, 6/1/2029 (b) (c)	100,000	100,000
Florida 9.6%
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First, Inc. Project, 1.08%*, 8/1/2014 (c)	1,500,000	1,500,000
Charlotte County, FL, Florida Utilities Revenue, Series B, 1.07%*, 10/1/2021 (b) (c)	950,000	950,000
Dade County, FL, Industrial Development Authority, Industrial Development Revenue, Dolphins Stadium Project, Series D, 1.06%*, 1/1/2016 (c)	330,000	330,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 1.07%*, 10/15/2032 (b)	3,110,000	3,110,000
Indian River County, FL, District Hospital Revenue, 1.16%*, 10/1/2015 (c)	300,000	300,000
Jacksonville, FL, Capital Project Revenue: Series 1, 1.06%*, 10/1/2017 (b)	900,000	900,000
Series 2, 1.06%*, 10/1/2022 (b)	1,300,000	1,300,000
Jacksonville, FL, Electric Authority Revenue, 1.02%*, 6/4/2004	3,000,000	3,000,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 1.12%*, 9/1/2029 (c)	2,130,000	2,130,000
Orange County, FL, Education Facilities Authority Revenue, Rollins College Project, 1.08%*, 5/1/2031 (c)	700,000	700,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Project, 1.12%*, 11/1/2028 (c)	5,025,000	5,025,000
Orlando, FL, Utility Committee, 0.98%*, 6/7/2004	2,000,000	2,000,000
		21,245,000
Georgia 1.8%
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., 1.08%*, 1/1/2022 (b)	600,000	600,000
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Project, Series C, 1.08%*, 1/1/2018 (b)	370,000	370,000
Rockdale County, GA, Hospital Authority Revenue, Anticipate Certificate, 1.07%*, 10/1/2027 (c)	1,180,000	1,180,000
Willacoochie, GA, Development Authority, Pollution Control Revenue, Langboard, Inc. Project, AMT, 1.17%*, 5/1/2021 (c)	1,960,000	1,960,000
		4,110,000
Idaho 1.3%
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT, 1.15%*, 4/1/2014 (c)	3,000,000	3,000,000
Illinois 7.2%
Chicago, IL, De La Salle Institution Project, 1.17%*, 4/1/2027 (c)	1,810,000	1,810,000
Chicago, IL, General Obligation, Series B, 1.08%*, 1/1/2037 (b)	1,600,000	1,600,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 1.15%*, 8/1/2027 (c)	1,700,000	1,700,000
Illinois, Development Finance Authority, Museum Contemporary Art Project, 1.1%*, 2/1/2029 (c)	2,000,000	2,000,000
Illinois, Development Finance Authority, Regional Organization Bank Project, 1.22%*, 12/1/2020 (c)	1,700,000	1,700,000
Illinois, Educational Facilities Authority, Elmhurst College, 1.07%*, 3/1/2033 (c)	1,700,000	1,700,000
Illinois, Sales Tax Revenue, Series R-4516, 1.12%*, 6/15/2023	4,515,000	4,515,000
Vernon Hills, IL, Industrial Development Revenue, Northwestern Tool & Die Project, 144A, 1.21%*, 4/1/2025 (c)	940,000	940,000
		15,965,000
Indiana 2.9%
Crawfordsville, IN, Economic Development Revenue, Precision Plastics of Indiana, AMT, 1.2%*, 6/1/2007 (c)	1,100,000	1,100,000
Indiana, Educational Facilities Authority Revenue, Bethel College Project, 1.06%*, 2/1/2034 (c)	1,075,000	1,075,000
Indiana, Health Facilities Financing Authority Revenue, Ascension Health Credit, Series A-3, 1.05%*, 3/1/2005	2,000,000	2,000,000
Indiana, Transportation/Tolls Revenue, 144A, Series R-4528, 1.12%*, 6/1/2018 (b)	2,300,000	2,300,000
		6,475,000
Kentucky 2.6%
Kentucky, Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 1.22%*, 11/1/2030 (c)	1,225,000	1,225,000
Lexington-Fayette County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 1.22%*, 7/1/2019 (c)	1,595,000	1,595,000
Pendleton County, KY, Multi-County Lease Revenue, 1.14%*, 7/6/2004 (c)	3,000,000	3,000,000
		5,820,000
Maine 0.7%
Maine, State General Obligation, 1.75%, 6/30/2004	1,575,000	1,576,175
Michigan 8.8%
ABN Amro Munitops Certificate Trust, 144A, Series 2003-3, 1.12%*, 1/1/2011 (b) (c)	4,475,000	4,475,000
ABN Amro Munitops, Munitops Certificate Trust, 144A, Series 2003-32, 1.13%*, 1/15/2012 (b)	5,900,000	5,900,000
Detroit, MI, Water Supply Systems, 144A, Series B-24, 1.14%*, 7/1/2026 (b)	4,500,000	4,500,000
Grand Valley, MI, State University Revenue, Series B, 1.08%*, 6/1/2027 (b)	3,115,000	3,115,000
Michigan, Municipal Securities Trust Certificates, 144A, Series 9054, 1.13%*, 4/20/2011	1,300,000	1,300,000
Oakland County, MI, Economic Development Corp., Acme Manufacturing Co. Project, AMT, 1.22%*, 11/1/2023 (c)	100,000	100,000
		19,390,000
Minnesota 0.1%
Elk River, MN, Independent School District No. 728, 144A, Series II-R 204, 1.16%*, 2/1/2015 (b)	200,000	200,000
Missouri 0.9%
Missouri, Development Finance Board, Air Cargo Facilities Revenue, St. Louis Airport, AMT, 1.15%*, 3/1/2030 (c)	2,000,000	2,000,000
New Hampshire 1.8%
New Hampshire, Business Finance Authority, Exempt Facilities Revenue, Waste Management of NH, Inc. Project, AMT, 1.15%*, 9/1/2012 (c)	4,000,000	4,000,000
New Jersey 3.3%
Burlington County, NJ, Bond Anticipation Notes, Series B, 1.1%, 3/4/2005	2,713,000	2,714,008
Salem County, NJ, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont de Nemours and Co., 1.1%*, 3/1/2012	4,600,000	4,600,000
		7,314,008
New York 2.8%
New York, Metropolitan Transportation Authority, 144A, Series PA-1083, 1.09%*, 5/15/2010 (b) (c)	1,500,000	1,500,000
Rochester, NY, 1.15%*, 7/1/2004	3,000,000	3,000,000
Yates County, NY, Industrial Development Agency, Civic Facilities Revenue, Series B, 1.09%*, 9/1/2015 (c)	1,630,000	1,630,000
		6,130,000
Ohio 0.9%
Ohio, Higher Educational Facilities Community Revenue, Pooled Program:
Series A, 1.17%*, 9/1/2020 (c)	770,000	770,000
Series B, 1.17%*, 9/1/2020 (c)	1,320,000	1,320,000
		2,090,000
Oklahoma 1.1%
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 1.09%*, 7/1/2032 (b) (c)	2,520,000	2,520,000
Pennsylvania 7.9%
Bucks County, PA, Tax and Revenue Anticipation Notes, Series A, 2.0%, 12/31/2004	5,250,000	5,276,328
Dauphin County, PA, General Authority, Education & Health Loan Program, 1.11%*, 11/1/2017 (b) (c)	4,685,000	4,685,000
Delaware Valley, PA, Regional Finance Authority Revenue, 1.05%*, 8/1/2016 (c)	400,000	400,000
Montgomery County, PA, County General Obligation, 1.09%*, 7/6/2004	1,000,000	1,000,000
Pennsylvania, General Obligations, 144A, Series A-15, 1.14%*, 1/1/2017 (b)	1,645,000	1,645,000
Pennsylvania, Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 1.13%*, 3/1/2027 (b) (c)	2,325,000	2,325,000
Pennsylvania, Higher Educational Facilities Authority Revenue, University of Pennsylvania Health Services, Series B, 1.08%*, 1/1/2026 (c)	550,000	550,000
Pennsylvania, State Public School Building Authority Revenue, Parkland School District, Series D, 1.11%*, 3/1/2019 (b) (c)	1,310,000	1,310,000
Pennsylvania, State Public School Building Authority, College Revenue, Northhampton Community College, 2.0%, 3/1/2005 (b)	325,000	327,167
		17,518,495
South Carolina 2.4%
Marlboro County, SC, Industrial Development Revenue, Reliance Trading Corp. Project, AMT, 1.15%*, 5/1/2017 (c)	1,775,000	1,775,000
South Carolina, Public Service Authority, 1.0%*, 6/8/2004	3,500,000	3,500,000
		5,275,000
Tennessee 3.4%
Memphis, TN, General Obligation, 1.18%*, 10/8/2004	3,000,000	3,000,000
Shelby County, TN, General Obligation, 2.0%, 6/30/2004	1,500,000	1,501,235
Shelby County, TN, Health Educational Authority, 1.1%*, 6/7/2004	3,000,000	3,000,000
		7,501,235
Texas 16.5%
Brazos River, TX, Pollution Control Revenue, Series D-1, AMT, 1.15%*, 5/1/2033 (c)	2,500,000	2,500,000
Houston, TX, Independent School District, Maintenance Tax Notes, 5.0%, 7/15/2004 (b)	2,745,000	2,758,510
Houston, TX, Tax & Revenue Anticipation Notes, 1.5%, 6/30/2004	2,500,000	2,501,068
San Antonio, TX, Electric & Gas Revenue, 144A, Series PT-1706, 1.11%*, 8/1/2012	1,315,000	1,315,000
Texas, General Obligation, College Student Loans, AMT, 0.95%*, 2/1/2009 (c)	2,000,000	2,000,000
Texas, Lower Colorado River Authority Revenue, 144A, Series A-20, 1.14%*, 5/15/2017 (b)	7,755,000	7,755,000
Texas, Tax & Revenue Anticipation Notes, 2.0%, 8/31/2004	8,650,000	8,668,797
Texas, University of Texas, 1.0%*, 6/8/2004	7,500,000	7,500,000
Waco, TX, Industrial Development Corp., Economic Development Revenue, Patriots Home of Texas Project, AMT, 1.27%*, 6/1/2014 (c)	1,800,000	1,800,000
		36,798,375
Utah 0.4%
Murray City, UT, Hospital Revenue, IHC Health Services, Inc., Series C, 1.08%*, 5/15/2036	1,000,000	1,000,000
Washington 1.8%
Northwest Washington, Electric Revenue, 144A, Floater-PT-778, 1.1%*, 1/1/2011 (b)	2,000,000	2,000,000
Tacoma, WA, General Obligation, 0.95%*, 6/15/2004	2,000,000	2,000,000
		4,000,000
West Virginia 0.4%
Randolph County, WV, Industrial Development Revenue, Allegheny Wood Products Project, AMT, 1.27%*, 12/1/2007 (c)	825,000	825,000
Wisconsin 3.6%
Whitewater, WI, Industrial Development Revenue, MacLean Fogg Co., Project, 1.07%*, 12/1/2009 (c)	1,000,000	1,000,000
Wisconsin, Transportation Authority Revenue, 1.05%*, 6/2/2004	7,000,000	7,000,000
		8,000,000
Total Investment Portfolio - 100.0% (Cost $222,367,341) (a)		222,367,341

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2004.
(a) The cost for federal income tax purposes was $222,367,341.
(b) Bond is insured by one of these companies:
		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	8.8
FGIC	Financial Guaranty Insurance Company	5.7
FSA	Financial Security Assurance	4.3
MBIA	Municipal Bond Investors Assurance	11.1
FNMA	Federal National Mortgage Association	2.2

(c) The security incorporates a letter of credit from a major bank.
AMT: Subject to alternative minimum tax

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of May 31, 2004
Assets
Investments in securities, at value (cost $222,367,341)	$ 222,367,341
Cash	179,383
Receivable for investments sold	465,019
Interest receivable	791,380
Receivable for Fund shares sold	515,039
Total assets	224,318,162
Liabilities
Dividends payable	8,163
Payable for Fund shares redeemed	449,000
Accrued management fee	93,000
Other accrued expenses and payables	69,992
Total liabilities	620,155
Net assets, at value	$ 223,698,007
Net Assets
Net assets consist of: Undistributed net investment income	84,357
Accumulated net realized gain (loss)	(327,458)
Paid-in capital	223,941,108
Net assets, at value	$ 223,698,007
Net Asset Value
Class AARP Net Asset Value, offering and redemption price per share ($61,882,129 / 61,945,581 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00
Class S Net Asset Value, offering and redemption price per share ($161,815,878 / 161,628,280 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended May 31, 2004
Investment Income
Income: Interest	$ 2,581,034
Expenses: Management fee	1,252,484
Administrative fee	319,052
Trustees' fees and expenses	13,927
Other*	88,929
Total expenses, before expense reductions	1,674,392
Expense reductions	(12,793)
Total expenses, after expense reductions	1,661,599
Net investment income	919,435
Net realized gain from investments	1,367
Net increase (decrease) in net assets resulting from operations	$ 920,802

* Included herein are amounts representing two months of operating expenses previously covered by the Administrative Agreement (see Note B of the Notes to the Financial Statements) including services to shareholders, custodian and accounting fees, auditing, legal, reports to shareholders and registration fees.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended May 31,
	2004	2003
Operations: Net investment income	$ 919,435	$ 2,201,304
Net realized gain (loss) on investment transactions	1,367	3,183
Net increase (decrease) in net assets resulting from operations	920,802	2,204,487
Distributions to shareholders from: Net investment income: Class AARP	(239,162)	(531,417)
Class S	(679,877)	(1,668,202)
Fund share transactions: Proceeds from shares sold	93,209,536	204,391,403
Reinvestment of distributions	813,187	1,947,069
Cost of shares redeemed	(149,349,029)	(262,092,295)
Net increase (decrease) in net assets from Fund share transactions	(55,326,306)	(55,753,823)
Increase (decrease) in net assets	(55,324,543)	(55,748,955)
Net assets at beginning of period	279,022,550	334,771,505
Net assets at end of period (including undistributed net investment income of $84,357 and $133,961, respectively)	$ 223,698,007	$ 279,022,550

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class AARP
Years Ended May 31,	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.004	.007	.014	.024
Less distributions from: Net investment income	(.004)	(.007)	(.014)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.37[b]	.74	1.39	2.50**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	62	69	76	83
Ratio of expenses before expense reductions (%)	.69	.65	.65	.65*
Ratio of expenses after expense reductions (%)	.67	.65	.65	.65*
Ratio of net investment income (%)	.36	.74	1.39	3.28*
a For the period from September 11, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.
b Total returns would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class S
Years Ended May 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.004	.007	.014	.034	.030
Less distributions from: Net investment income	(.004)	(.007)	(.014)	(.034)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.37	.74	1.39	3.43[a]	3.09[a]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	162	210	259	262	267
Ratio of expenses before expense reductions (%)	.67	.65	.65	.67	.75[b]
Ratio of expenses after expense reductions (%)	.67	.65	.65	.65	.66[b]
Ratio of net investment income (%)	.36	.74	1.39	3.39	3.04
[a] Total returns would have been lower had certain expenses not been reduced.
[b] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization in fiscal 2000 before and after expense reductions were .73% and .65%, respectively.

Notes to Financial Statements

A. Significant Accounting Policies

Scudder Tax-Free Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes of shares, except that both classes bear certain expenses unique to that share class such as shareholder services fees. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2004, the Fund had a net tax basis capital loss carryforward of approximately $327,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2005 ($220,000) and May 31, 2006 ($107,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

At May 31, 2004, the Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Undistributed tax-exempt income*	$ 92,520
Capital loss carryforwards	$ (327,000)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years ended May 31,
	2004	2003
Distributions from tax-exempt income*	$ 919,039	$ 2,199,619

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets and 0.48% of such net assets in excess of $500,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended May 31, 2004, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.50% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement, the Advisor provided or paid others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.15% of the average daily net assets of each class, computed and accrued daily and payable monthly.

The Administrative Agreement between the Advisor and the Fund terminated effective March 31, 2004 and effective April 1, 2004, the Fund directly bears the cost of those expenses formerly covered under the Administrative Agreement.

For the period June 1, 2003 through March 31, 2004, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated
Class AARP	$ 82,728
Class S	236,324
$ 319,052

Effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and/or reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.80% of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and trustee and trustee counsel fees). In addition, for the period October 1, 2003 through March 31, 2004, the Advisor voluntarily agreed to waive a portion of its Administrative Fee on Class S shares of the Fund to the extent necessary to maintain the operating expenses of Class S at 0.69% of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, trustee and trustee counsel fees). Furthermore, for the period April 1, 2004 through September 30, 2005, the Advisor has contractually agreed to waive a portion of its fees in Class AARP and Class S of the Fund to the extent necessary to maintain operating expenses of each class at 0.70% of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and trustee and trustee counsel fees).

Service Provider Fees.

Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, dividend-paying agent and shareholder service agent for Class AARP and S shares of the Fund. Pursuant to a sub-transfer agency agreement between SSC and DST Systems, Inc. ("DST"), SSC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SSC, not by the Fund. For the period April 1, 2004 through May 31, 2004, the amounts charged to the Fund by SSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at May 31, 2004
Class AARP	$ 21,045	$ 12,456	$ 8,589
Class S	17,873	-	17,873
	$ 38,918	$ 12,456	$ 26,462

Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. For the period April 1, 2004 through May 31, 2004, the amount charged to the Fund by SFAC for accounting services aggregated $9,943, all of which is unpaid at May 31, 2004.

Prior to April 1, 2004, the service provider fees outlined above were paid by the Advisor in accordance with the Administrative Agreement.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by DeIM. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6 billion of net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

C. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the year ended May 31, 2004, the custodian fee was reduced by $337 for custodian credits earned.

D. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes shares and dollar activity in the Fund:

	Year Ended May 31, 2004		Year Ended May 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class AARP	11,564,339	$ 11,564,363	13,363,615	$ 13,363,615
Class S	81,645,173	81,645,173	191,027,788	191,027,788
		$ 93,209,536		$ 204,391,403
Shares issued to shareholders in reinvestment of distributions
Class AARP	203,146	$ 203,146	442,429	$ 442,429
Class S	610,041	610,041	1,504,640	1,504,640
		$ 813,187		$ 1,947,069
Shares redeemed
Class AARP	(19,179,602)	$ (19,179,602)	(20,291,817)	$ (20,291,817)
Class S	(130,169,427)	(130,169,427)	(241,800,478)	(241,800,478)
		$ (149,349,029)		$ (262,092,295)
Net increase (decrease)
Class AARP	(7,412,117)	$ (7,412,093)	(6,485,773)	$ (6,485,773)
Class S	(47,914,213)	(47,914,213)	(49,268,050)	(49,268,050)
		$ (55,326,306)		$ (55,753,823)

F. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Scudder Tax-Free Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of Scudder Tax-Free Money Fund (the "Fund") at May 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

Boston, Massachusetts July 23, 2004	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended May 31, 2004, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of May 31, 2004. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910. Unless otherwise indicated, the address of each Officer is Two International Place, Boston, Massachusetts 02110. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns, retires or is removed as provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period. The Trustees of the Trust may also serve in similar capacities with other funds in the fund complex.

Independent Trustees
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Dawn-Marie Driscoll (1946) Chairman and Trustee, 1987-present	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: CRS Technology (technology service company); Advisory Board, Center for Business Ethics, Bentley College; Board of Governors, Investment Company Institute; former Chairman, ICI Directors Services Committee	48
Henry P. Becton, Jr. (1943) Trustee, 1990-present	President, WGBH Educational Foundation. Directorships: Becton Dickinson and Company (medical technology company); The A.H. Belo Company (media company); Concord Academy; Boston Museum of Science; Public Radio International. Former Directorships: American Public Television; New England Aquarium; Mass Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	48
Keith R. Fox (1954) Trustee, 1996-present	Managing Partner, Exeter Capital Partners (private equity funds). Directorships: Facts on File (school and library publisher); Progressive Holding Corporation (kitchen importer and distributor); Cloverleaf Transportation Inc. (trucking); K-Media, Inc. (broadcasting); Natural History, Inc. (magazine publisher); National Association of Small Business Investment Companies (trade association)	48
Louis E. Levy (1932) Trustee, 2002-present	Retired. Formerly, Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants (1992-1998); Partner, KPMG LLP (1958-1990). Directorships: Household International (banking and finance); ISI Family of Funds (registered investment companies; 4 funds overseen)	48
Jean Gleason Stromberg (1943) Trustee, 1999-present	Retired. Formerly, Consultant (1997-2001); Director, US General Accounting Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc.	48
Jean C. Tempel (1943) Trustee, 1994-present	Managing Partner, First Light Capital (venture capital group) (2000-present); formerly, Special Limited Partner, TL Ventures (venture capital fund) (1996-1998); General Partner, TL Ventures (1994-1996); President and Chief Operating Officer, Safeguard Scientifics, Inc. (public technology business incubator company) (1991-1993). Directorships: Sonesta International Hotels, Inc.; Aberdeen Group (technology research); United Way of Mass Bay; The Commonwealth Institute (supports women entrepreneurs). Trusteeships: Connecticut College, Vice Chair of Board, Chair, Finance Committee; Northeastern University, Vice Chair of Finance Committee, Chair, Funds and Endowment Committee
		48
Carl W. Vogt (1936) Trustee, 2002-present	Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies, 4 funds overseen); National Railroad Passenger Corporation (Amtrak); formerly, Chairman and Member, National Transportation Safety Board	48

Officers[2]
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Julian F. Sluyters[3] (1960) Chief Executive Officer, 2004-present	Managing Director, Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991 to 1998) UBS Global Asset Management

Brenda Lyons (1963) President, 2003-present	Managing Director, Deutsche Asset Management
John Millette (1962) Vice President and Secretary, 1999-present	Director, Deutsche Asset Management
Kenneth Murphy (1963) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); formerly, Director, John Hancock Signature Services (1992-2000)
Charles A. Rizzo (1957) Treasurer and Chief Financial Officer, 2002-present	Managing Director, Deutsche Asset Management (April 2004-present); formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)

Lisa Hertz[3] (1970) Assistant Secretary, 2003-present	Assistant Vice President, Deutsche Asset Management
Daniel O. Hirsch[4] (1954) Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)

Caroline Pearson (1962) Assistant Secretary, 1997-present	Managing Director, Deutsche Asset Management
Kevin Gay (1959) Assistant Treasurer, 2004-present	Vice President, Deutsche Asset Management
Salvatore Schiavone (1965) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management
Kathleen Sullivan D'Eramo (1957) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management

1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, the length of time served represents the date that each Officer was first elected to serve as an Officer of any fund overseen by the aforementioned common board of Trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
3 Address: 345 Park Avenue, New York, New York
4 Address: One South Street, Baltimore, Maryland

Account Management Resources

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web sites - aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	AFRXX	STFXX
Fund Number	171	071

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

As of the end of the period, May 31, 2004, Scudder Tax-Free Money Fund has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Funds' audit committee is comprised solely of trustees who are "independent"
(as such term has been defined by the Securities and Exchange Commission ("SEC")
in regulations implementing Section 407 of the Sarbanes-Oxley Act (the
"Regulations")). The Funds' Board of Trustees has determined that there are several "audit committee financial experts" serving on the Funds' audit committee. The Board has determined that Louis E. Levy, the chair of the Funds'
audit committee, qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on its review of Mr. Levy's pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. In accordance with New York Stock
Exchange requirements, the Board believes that all members of the Funds' audit committee are financially literate, as such qualification is interpreted by the
Board in its business judgment, and that at least one member of the audit committee has accounting or related financial management expertise.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                           SCUDDER TAX FREE MONEY FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following  table shows the amount of fees that  PricewaterhouseCoopers,  LLP
("PWC"),  the Fund's  auditor,  billed to the Fund  during  the Fund's  last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit  Committee  approved in advance all audit services and non-audit  services that PWC provided to the Fund.

The Audit Committee has delegated certain  pre-approval  responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
 Fiscal Year         Audit       Audit-Related     Tax Fees       All Other
    Ended         Fees Billed      Fees Billed      Billed       Fees Billed
   May 31,          to Fund         to Fund        to Fund         to Fund
--------------------------------------------------------------------------------
2004                $51,500           $185         $3,300             $0
--------------------------------------------------------------------------------
2003                $46,000         $1,846         $3,200             $0
--------------------------------------------------------------------------------

The above "Tax Fees" were  billed for  professional  services  rendered  for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The  following  table  shows  the  amount  of  fees  billed  by PWC to  Deutsche
Investment Management Americas,  Inc. ("DeIM" or the "Adviser"),  and any entity
controlling,   controlled  by  or  under  common  control  with  DeIM  ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"),  for  engagements  directly  related  to the Fund's  operations  and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                           Audit-Related        Tax Fees          All Other
           Fiscal         Fees Billed to       Billed to         Fees Billed
            Year          Adviser and         Adviser and       to Adviser and
            Ended        Affiliated Fund     Affiliated Fund    Affiliated Fund
           May 31,      Service Providers   Service Providers  Service Providers
--------------------------------------------------------------------------------
2004                       $542,483                $0                    $0
--------------------------------------------------------------------------------
2003                       $537,013              $55,500                 $0
--------------------------------------------------------------------------------

The  "Audit-Related  Fees"  were  billed for  services  in  connection  with the assessment of internal controls,  agreed-upon  procedures and additional related procedures.

                                       1

                               Non-Audit Services

The  following  table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee  pre-approved all non-audit services that
PWC  provided to the Adviser  and any  Affiliated  Fund  Service  Provider  that related  directly to the Fund's  operations and financial  reporting.  The Audit
Committee  requested  and  received  information  from PWC about  any  non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                              Total Non-Audit Fees       Total
                              billed to Adviser and     Non-Audit
                                Affiliated Fund        Fees billed
                               Service Providers       to Adviser
                              (engagements related    and Affiliated
                    Total       directly to the       Fund Service
                  Non-Audit      operations and         Providers
        Fiscal   Fees Billed   financial reporting      (all other   Total of
         Year     to Fund         of the Fund)         engagements)  (A), (B)
        Ended
        May 31,     (A)               (B)                   (C)       and (C)
--------------------------------------------------------------------------------
2004               $3,300             $0               $1,681,369     $1,684,669
--------------------------------------------------------------------------------
2003               $3,200         $55,500             $17,300,168    $17,358,868
--------------------------------------------------------------------------------

All other  engagement  fees were  billed for  services in  connection  with risk management,  tax services and process  improvement/integration  initiatives  for
DeIM and other related  entities that provide  support for the operations of the fund.

                                       2

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Trust, Two
International Place, Boston, MA 02110.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

During the filing period of the report, fund management identified a significant deficiency relating to the overall fund expense payment and accrual process.
This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Tax Free Money Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 29, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Tax Free Money Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 29, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               July 29, 2004
                                    ---------------------------